Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)

At December 31, 2018:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$7,679	$—	$7,679	(6)
Money market funds	25	—	—	25

Total	25	7,679	—	7,704

Equity investments (2)	0	—	—	0
Debt securities — current (3)	—	618	—	618	(6)
Derivative assets (4)	1	731	—	731	(7)

Total assets	$26	$9,028	$—	$9,053

Liabilities

Derivative liabilities (5)	$40	$343	$—	$383	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(3)	Included within marketable securities in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2018 were $385 million and $347 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2018 were $177 million and $206 million, respectively.

(6)	Available-for-sale debt securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $267 million.

($ in millions)

At December 31, 2017:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$8,066	$—	$8,066
Commercial paper	—	96	—	96
Money market funds	26	—	—	26
Canadian government securities	—	398	—	398

Total	26	8,560	—	8,586	(6)

Equity investments (2)	4	—	—	4
Debt securities — current (3)	—	608	—	608	(6)
Debt securities — noncurrent (2)	4	7	—	11
Derivative assets (4)	—	942	—	942	(7)

Total assets	$33	$10,117	$—	$10,151

Liabilities

Derivative liabilities (5)	$—	$415	$—	$415	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(3)	U.S. Government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2017 were $185 million and $757 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2017 were $377 million and $38 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $255 million.

Sales of debt and available-for-sale equity investments	($ in millions)
For the year ended December 31:	2018	2017	2016
Proceeds	$0	$7	$151
Gross realized gains (before taxes)	—	3	3
Gross realized losses (before taxes)	—	2	37

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2018	2017	Classification	2018	2017
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$9	$2	Other accrued expenses and liabilities	$4	$—
	Investments and sundry assets	212	459	Other liabilities	76	34
Foreign exchange contracts	Prepaid expenses and other current assets	348	111	Other accrued expenses and liabilities	110	318
	Investments and sundry assets	135	298	Other liabilities	129	3

	Fair value of derivative assets	$704	$870	Fair value of derivative liabilities	$320	$355

Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$26	$61	Other accrued expenses and liabilities	$13	$57
Equity contracts	Prepaid expenses and other current assets	2	12	Other accrued expenses and liabilities	51	3
	Fair value of derivative assets	$28	$72	Fair value of derivative liabilities	$63	$60

Total derivatives		$731	$942		$383	$415

Total debt designated as hedging instruments (1)
Short-term debt		N/A	N/A		$—	$—
Long-term debt		N/A	N/A		6,261	6,471
		N/A	N/A		$6,261	$6,471

Total		$731	$942		$6,644	$6,886

(1) Debt designated as hedging instruments are reported at carrying value.

N/A — Not applicable

Amounts related to cumulative basis adjustments for fair value hedges

At December 31, 2018, the following amounts were recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges:

($ in millions)

		Cumulative Amount
		of Fair Value Hedging
	Carrying Amount	Adjustment Included
Line Item in the Consolidated Statement of Financial Position	of the Hedged Item	in the Carrying Amount
in which the Hedged Item is Included	Assets/(Liabilities)	of Assets/(Liabilities)
Short-term debt	$(1,878)	$(4	)(1)
Long-term debt	$(6,004)	$(333	)(2)

(1) Includes ($6) million of hedging adjustments on discontinued hedging relationships.

(2) Includes ($213) million of hedging adjustments on discontinued hedging relationships.

Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

					Other
	Cost of	Cost of	Cost of	SG&A	(Income) and	Interest
For the year ended December 31, 2018	Services	Sales	Financing	Expense	Expense	Expense
Total	$34,059	$7,464	$1,132	$19,366	$1,152	$723
Gains/(losses) of total hedge activity	30	8	(6)	(116)	(434)	(6)

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated				Attributable to Risk
	Statement of	Recognized on Derivatives			Being Hedged (2)
For the year ended December 31:	Earnings Line Item	2018	2017	2016	2018	2017	2016
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$(61)	$1	$28	$97	$74	$58
	Interest expense	(58)	1	31	92	69	63
Derivative instruments not designated as hedging instruments
Interest rate contracts	Other (income) and expense	—	—	0	N/A	N/A	N/A
Foreign exchange contracts	Other (income) and expense	(93)	16	(189)	N/A	N/A	N/A
Equity contracts	SG&A expense	(116)	135	112	N/A	N/A	N/A
	Other (income) and expense	—	—	(1)	N/A	N/A	N/A

Total		$(327)	$153	$(18)	$189	$144	$121

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated				Amounts Excluded from
For the year ended	Recognized in OCI			Statement of	Reclassified from AOCI			Effectiveness Testing (3)
December 31:	2018	2017	2016	Earnings Line Item	2018	2017	2016	2018	2017	2016
Derivative instruments in cash flow hedges
Interest rate contracts	$(35)	$—	$—	Cost of financing	$—	$—	$—	$—	$—	$—
				Interest expense	—	—	—	—	—	—
Foreign exchange contracts	(101)	(58)	243	Cost of services	30	70	(8)	—	—	—
				Cost of sales	8	3	(5)	—	—	—
				Cost of financing*	(75)	(23)	(12)	—	—	—
				SG&A expense	0	11	4	—	—	—
				Other (income) and expense	(341)	324	(68)	—	1	(3)
				Interest expense*	(71)	(22)	(13)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	686	(1,607)	311	Cost of financing*	—	—	—	33	23	37
				Interest expense*	—	—	—	31	21	40

Total	$549	$(1,665)	$555		$(449)	$363	$(102)	$64	$45	$74

* Reclassified to conform to 2018 presentation.

Prior period gain or loss amounts and presentation are not conformed to the new hedge accounting guidance that the company adopted in 2018.

Refer to note B, “Accounting Changes,” for further information.

(1) The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2) The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3) The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.

(4) Instruments in net investment hedges include derivative and non-derivative instruments.

N/A — Not applicable